Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Impact in Financial Statements

The consolidation of these entities would impact the financial statements as follows:

	2020 Increase	2019 Increase
TOTAL ASSETS	$4,394,463	$3,729,453
TOTAL LIABILITIES	5,201,315	2,692,029
TOTAL DEFICIT	4,407,523	921,172
TOTAL LIABILITIES AND DEFICIT	$9,608,838	$3,613,201
NET LOSS	$4,040,677	$1,279,678
NET CASH FLOWS	$13,649,515	$4,892,879